Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 16.3%
Alphabet, Inc., Class A*	3,873	$542,607
AT&T, Inc.	989	17,495
Electronic Arts, Inc.	227	31,231
Meta Platforms, Inc., Class A*	958	373,754
Netflix, Inc.*	75	42,308
Pinterest, Inc., Class A*	377	14,126
ROBLOX Corp., Class A*	350	13,584
Spotify Technology SA*	117	25,196
Total Communication Services		1,060,301

Consumer Discretionary — 13.5%
Airbnb, Inc., Class A*	152	21,909
Amazon.com, Inc.*	3,217	499,279
Aptiv PLC*	170	13,826
DoorDash, Inc., Class A*	130	13,546
eBay, Inc.	470	19,303
Expedia Group, Inc.*	119	17,651
Ford Motor Co.	8,582	100,581
General Motors Co.	3,627	140,728
Rivian Automotive, Inc., Class A*(a)	998	15,279
Tesla, Inc.*	192	35,960
Total Consumer Discretionary		878,062

Consumer Staples — 0.4%
Procter & Gamble Co. (The)	184	28,914

Financials — 1.1%
Block, Inc.*	465	30,230
PayPal Holdings, Inc.*	653	40,061
Total Financials		70,291

Health Care — 25.8%
Abbott Laboratories	335	37,905
AbbVie, Inc.	646	106,202
Alnylam Pharmaceuticals, Inc.*	71	12,277
Amgen, Inc.	220	69,137
Becton Dickinson & Co.	69	16,478
Biogen, Inc.*	119	29,352
Boston Scientific Corp.*	327	20,686
Bristol-Myers Squibb Co.	2,403	117,435
Danaher Corp.	100	23,991
Edwards Lifesciences Corp.*	178	13,968
Eli Lilly & Co.	202	130,413
Exelixis, Inc.*	642	13,970
GE HealthCare Technologies, Inc.	205	15,039
Gilead Sciences, Inc.	964	75,443
Illumina, Inc.*	141	20,164
Incyte Corp.*	358	21,040
Intuitive Surgical, Inc.*	40	15,129
Johnson & Johnson	1,254	199,260
Medtronic PLC	431	37,730
Merck & Co., Inc.	2,836	342,532
Moderna, Inc.*	639	64,571
Pfizer, Inc.	5,671	153,571
Regeneron Pharmaceuticals, Inc.*	60	56,567
Stryker Corp.	57	19,122
Thermo Fisher Scientific, Inc.	36	19,403
Vertex Pharmaceuticals, Inc.*	114	49,405
Total Health Care		1,680,790

Industrials — 4.9%
3M Co.	222	20,946
Boeing Co. (The)*	165	34,821
Caterpillar, Inc.	90	27,028
CNH Industrial NV	1,178	14,136
Cummins, Inc.	79	18,905
Deere & Co.	75	29,518
General Electric Co.	230	30,457
Honeywell International, Inc.	96	19,417
Lockheed Martin Corp.	51	21,900
Northrop Grumman Corp.	34	15,190
	Shares	Value
Common Stocks (continued)
Industrials (continued)
RTX Corp.	455	$41,459
Uber Technologies, Inc.*	669	43,666
Total Industrials		317,443

Information Technology — 37.7%
Accenture PLC, Class A	50	18,194
Adobe, Inc.*	79	48,805
Advanced Micro Devices, Inc.*	544	91,223
Analog Devices, Inc.	109	20,967
Apple, Inc.	2,005	369,722
Applied Materials, Inc.	252	41,404
Atlassian Corp., Class A*	109	27,225
Autodesk, Inc.*	73	18,528
Broadcom, Inc.	62	73,160
Cadence Design Systems, Inc.*	69	19,904
Cisco Systems, Inc.	2,037	102,217
Corning, Inc.	464	15,075
Dropbox, Inc., Class A*	425	13,464
Hewlett Packard Enterprise Co.	1,858	28,409
HP, Inc.	678	19,465
Intel Corp.	4,734	203,941
International Business Machines Corp.	541	99,360
Intuit, Inc.	56	35,354
Juniper Networks, Inc.	507	18,739
KLA Corp.	29	17,227
Lam Research Corp.	29	23,930
Marvell Technology, Inc.	417	28,231
Microchip Technology, Inc.	168	14,310
Micron Technology, Inc.	506	43,390
Microsoft Corp.	972	386,448
NetApp, Inc.	146	12,731
NVIDIA Corp.	221	135,975
Oracle Corp.	1,128	125,998
Palo Alto Networks, Inc.*	71	24,034
QUALCOMM, Inc.	815	121,036
Salesforce, Inc.*	241	67,743
ServiceNow, Inc.*	38	29,085
Snowflake, Inc., Class A*	77	15,064
Splunk, Inc.*	83	12,730
Synopsys, Inc.*	46	24,534
Texas Instruments, Inc.	144	23,057
Twilio, Inc., Class A*	171	12,026
Unity Software, Inc.*	357	11,567
Western Digital Corp.*	493	28,224
Workday, Inc., Class A*	119	34,637
Total Information Technology		2,457,133

Materials — 0.2%
Corteva, Inc.	375	17,055

Total Common Stocks
(Cost $5,867,084)		6,509,989

Short-Term Investment — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)
(Cost $1,949)	1,949	1,949

Total Investments — 99.9% (Cost $5,869,033)		6,511,938
Other Assets and Liabilities, Net — 0.1%		5,169
Net Assets — 100%		$6,517,107

Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF (continued)

January 31, 2024 (unaudited)

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,973; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $15,623.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2024.

Schedule of Investments ─ IQ U.S. Large Cap R&D Leaders ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$6,509,989	$—	$—	$6,509,989
Short-Term Investment:
Money Market Funds	1,949	—	—	1,949
Total Investments in Securities	$6,511,938	$—	$—	$6,511,938

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.